Document and Entity Information	Nov. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2026
Entity File Number	001-32598
Entity Registrant Name	Entegris, Inc.
Entity Central Index Key	0001101302
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-1941551
Entity Address, Address Line One	129 Concord Road
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	978
Local Phone Number	436-6500
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	ENTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false